Note 16 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Statement Line Items [Line Items]
Description of income taxes recognized in profit or loss [text block]
	December 31,	December 31,
	2021	2020
Deferred tax benefit (expense)	1,567	(1,026)
Total income tax benefit (expense)	$1,567	$(1,026)

Disclosure of income tax expense recovery differences explanatory [text block]
	December 31,	December 31,
	2021	2020
Income (Loss) for the year before income taxes	$4,458	$(6,071)
Statutory tax rate	27%	27%
Recovery of income taxes computed at statutory rates	(1,204)	1,639
Share based payments	(1,149)	(843)
Mexican inflationary adjustments	800	(699)
Differing effective tax rate on loss in foreign jurisdiction	(430)	(34)
Equity accounted earnings from Investment in Juanicipio	4,944	-
Withholding tax on planned foreign earnings repatriation	(792)	-
Unrecognized deferred tax assets	941	1,120
Impact of foreign exchange and other	(1,542)	(2,209)
Total income tax benefit (expense)	$1,567	$(1,026)

Disclosure of temporary difference, unused tax losses and unused tax credits [text block]
	December 31,	December 31,
	2021	2020
Deferred income tax assets
Exploration and evaluation assets	$806	$828
Non-capital losses	4,618	2,070
	$5,424	$2,898

Deferred income tax liablities
Property and equipment	$(519)	$(219)
Investment in associate	(7,304)	(5,870)
Investments	(158)	(1,530)
	$(7,981)	$(7,619)

Net deferred income tax liability	$(2,557)	$(4,721)

Disclosure of deferred taxes [text block]
	December 31,	December 31,
	2021	2020
At January 1	$(4,721)	$(1,982)
Deferred income tax (expense) benefit through income statement	1,567	(1,026)
Deferred income tax (expense) benefit through OCI	597	(1,713)
At December 31	$(2,557)	$(4,721)

Disclosure of deductible temporary differences and unused tax credits for which no deferred tax assets explanatory [text block]
	December 31,		December 31,
	2021	expiry dates	2020
Non-capital losses	$95,341	2022-2041	$93,602
Exploration and evaluation assets	4,796	no expiry	7,171
Financing fees	4,912	2042 - 2045	3,453
Other	1,622	no expiry	7,490
Total	$106,671		$111,716